Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Profit (loss) for the year	₩ 62,556	₩ 39,730	₩ 31,386
Depreciation expense	3,783	2,748	545
Amortization expense	1,137	905	868
Bad debt expenses	713	281	151
Unrealized foreign currency loss	682	267	99
Interest expense	186	277
Loss on retirement and disposal of property and equipment			5
Impairment loss on intangible assets	115	52	623
Impairment loss on other non-current assets	1,456	434
Post-employment benefit expense (Reversal of allowance for retirement benefit)	62	(4)	50
Income tax expense	25,455	11,526	3,053
Unrealized foreign currency gain	(321)	(119)	(81)
Interest income	(1,088)	(1,626)	(819)
Gain on disposal of property and equipment		(3)	(16)
Reversal of allowance for doubtful accounts	(50)	(34)
Gain on disposal of intangible assets		(1)
Change in accounts receivables	(29,116)	30,143	(18,573)
Change in other receivables	60	232	406
Change in prepaid expenses	(2,134)	1,981	544
Change in prepayment	(2,755)	(204)
Change in other current assets	622	(556)	192
Change in other non-current assets	2,255	(1,860)	(1,137)
Change in accounts payables	15,510	(37,145)	27,319
Change in deferred revenue	3,332	(9,631)	(2,707)
Change in withholdings	1,218	(397)	580
Change in accrued expenses	181	140	(7)
Change in other current liabilities	(1,256)	113	(13)
Change in long-term deferred revenue		0	100
Change in other non-current liabilities	(868)	(463)
Change in advance receipt		434
Total	₩ 81,735	₩ 37,220	₩ 42,571